NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
NOTES PAYABLE [Abstract]
NOTES PAYABLE
17.	NOTES PAYABLE

As of December 31, 2015, notes payable were non-interest bearing and were secured by $124.9 million of the Group's restricted cash. The Group did not pay any commission to the banks to obtain the notes payable facilities. These notes are due for repayment over the next six months ending June 30, 2016.